Summary of Option and Share-Based Payment Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Number of Shares Under Option
Ending Balance	0
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 23.18
Options granted	44.60
Options canceled/expired	0
Options exercised	20.50
Ending balance	27.04	$ 23.18
Exercisable at May 31	$ 21.93
Number of Shares Under Option
Beginning Balance	3,219,000
Options granted	600,000
Options canceled/expired	0
Options exercised	(289,000)
Ending Balance	3,530,000	3,219,000
Exercisable at May 31	2,111,000
Weighted-average grant-date fair value per share	$ 10.63	$ 7.38	$ 4.96
Stock Option Plans
Number of Shares Under Option
Intrinsic value of options exercised	$ 3.3	$ 15.6	$ 9.8
Tax benefit from options exercised	2.5	5.2	3.5
Fair value of SARS vested	$ 3.3	$ 2.0	$ 1.9